Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net Income (Loss)	$ (7,956)	$ 1,550	$ (11,414)	$ (3,571)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	553	398	1,128	777
Equity-settled stock-based payment	21,804	17,795	38,805	30,502
Impairment of intangible assets			12
Finance income (expenses)	(225)	62	(174)	(87)
Amortization of debt issuance costs	846		846
Deferred income taxes, net	(35)		(35)
Changes in operating assets and liabilities:
Trade receivables	(9,635)	(10,031)	(14,650)	(12,586)
Financing receivables, net	(614)	(1,249)	(2,847)	(4,218)
Other current assets	(967)	(36)	(672)	139
Accounts payable	17	324	(213)	(123)
Accrued liabilities	24,323	14,496	35,111	22,129
Customer deposits	17,980	16,043	28,447	22,213
Other payables	1,155	1,666	(3,818)	1,793
NET CASH PROVIDED BY OPERATING ACTIVITIES	47,246	41,018	70,526	56,968
INVESTING ACTIVITIES
Purchase of investment in equity securities		(2,250)		(2,250)
Purchase of property and equipment	(123)	(255)	(361)	(540)
Purchase of financial assets	(6,246)	(109)	(11,660)	(1,459)
Proceeds from sale of financial assets	10,425	5,496	15,740	5,753
NET CASH PROVIDED BY INVESTING ACTIVITIES	4,056	2,882	3,719	1,504
FINANCING ACTIVITIES
Repurchase of common shares		(2,708)		(8,830)
Payment of employee taxes on certain stock-based arrangements	(484)	(498)	(484)	(1,711)
Proceeds from exercise of stock options	39	351	92	661
Debt issuance costs	(4,813)		(4,813)
Distributions to non-controlling interest	(45)	(23)	(29)	(99)
NET CASH USED IN FINANCING ACTIVITIES	(5,303)	(2,878)	(5,234)	(9,979)
Net change in cash, cash equivalents and restricted cash	45,999	41,022	69,011	48,493
Cash, cash equivalents and restricted cash, beginning of period	82,821	54,965	59,551	47,465
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	(211)	(71)	47	(42)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	$ 128,609	$ 95,916	$ 128,609	$ 95,916